CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)		$ 0.00001
Common stock, shares authorized		89,637,770
Common stock, shares issued		89,515,617
Common stock, shares outstanding		89,515,617
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares	800,643
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	890,000,000	890,000,000
Common stock, shares issued	129,123,210	89,515,617
Common stock, shares outstanding	129,123,210	89,515,617
Class B Common Stock
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	83,919,136	0
Common stock, shares outstanding	83,919,136